Trade Payables and Accruals - Summary of Trade Payables and Accruals (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Trade and other current payables [abstract]
Trade payables	$ 754.8	$ 687.4
Wages and related employee accruals	138.8	145.3
Other accruals	192.2	170.8
Total trade payables and accruals	$ 1,085.8	$ 1,003.5